Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for financial instruments - Loans One To Four Family [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Fair Value		$ 593
Valuation Technique(s)		Sales comparison approach
Unobservable Input(s)		Adjustments for differences between comparable sales
Range (Weighted Average)		25.3% to -50.6% (-0.6%)
Foreclosed and repossessed assets: [Member]
Fair Value	$ 465	$ 117
Valuation Technique(s)	Sales comparison approach	Sales comparison approach
Unobservable Input(s)	Adjustments for differences between comparable sales	Adjustments for differences between comparable sales
Range (Weighted Average)	-2.7% to 41.2% (20.4%)	8.6% to 31.0% (29.0%)